OPERATING REVENUES (Tables)	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Schedule of revenues earned from time charters, voyage charters and other revenues
The following table shows the revenues earned from time charters, voyage charters and other revenues for the six months ended June 30, 2020 and 2019 respectively:

(in thousands of $)	2020	2019
Time charter revenues	86,250	128,139
Voyage charter revenues	166,382	112,867
Other revenues	1,022	786
Total operating revenues	253,654	241,792

(in thousands of $)	Lease	Non- lease	Total
Time charter revenues	86,250	—	86,250
Voyage charter revenues	5,466	160,916	166,382
Other revenues	—	1,022	1,022
Total operating revenues	91,716	161,938	253,654

Schedule of contract assets
As of June 30, 2020 and December 31, 2019, we reported the following contract assets in relation to our contracts with customers, including contracts containing lease components where the non-lease component was the predominant component and the revenues where therefore accounted for under ASC 606:

(in thousands of $)	2020	2019
Voyages in progress	11,077	17,966
Trade accounts receivable	13,546	31,293
Other current assets (capitalized fulfillment costs)	3,260	5,905
Total	27,883	55,164